Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended
Sep. 30, 2013
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 0.50
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	1,887,175
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	1.92
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.50
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0.60
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	943,588
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	1.92
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	$ 0.60